Offerings - Offering: 1	Sep. 18, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 6,400,000.00
Amount of Registration Fee	$ 979.84
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $979.84 was paid in connection with the filing of the Schedule TO-I by Infinity Core Alternative Fund (File No. 005-88164) on March 7, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.